S000008881 [Member] Investment Objectives and Goals - iShares Global Consumer Staples ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares Global Consumer Staples ETFKXI | NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Global Consumer Staples ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the consumer staples sector.